Consolidated Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 413,230	$ 2,102,272
Franchise tax expenses	120,647	200,000
Loss from Operations	(533,877)	(2,302,272)
Other Income (Expense)
Bank incentive	5
Interest earned on marketable securities held in trust account	3,213
Interest expense		(8,321)
Dividends earned on marketable securities held in Trust Account		1,702,524
Gain on change in fair value of Sponsor Working Capital Loan		17,400
Change in fair value of warrant liability	5,621,902	3,612,764
Offering costs allocated to warrants	(505,696)
Other Income	5,119,424	5,324,367
Income before income taxes	4,585,547	3,022,095
Income tax expense		(289,122)
Net Income	$ 4,585,547	$ 2,732,973
Weighted average shares outstanding of common stock	2,205,882	2,875,000
Common Class A [Member]
Other Income (Expense)
Net Income	$ 3,224,096	$ 2,207,686
Weighted average shares outstanding of common stock	5,223,819	12,083,113
Basic and diluted net income per common stock	$ 0.62	$ 0.18
Common Class B [Member]
Other Income (Expense)
Net Income	$ 1,361,451	$ 525,287
Weighted average shares outstanding of common stock	2,205,882	2,875,000
Basic and diluted net income per common stock	$ 0.62	$ 0.18